Property, plant and equipment - Useful economic lives (Details)	12 Months Ended
Mar. 31, 2020
Weighted average | Freehold and leasehold buildings
Disclosure of detailed information about property, plant and equipment [line items]
Useful economic life	26 years
Weighted average | Electricity transmission plant and wires
Disclosure of detailed information about property, plant and equipment [line items]
Useful economic life	40 years
Weighted average | Electricity distribution plant
Disclosure of detailed information about property, plant and equipment [line items]
Useful economic life	37 years
Weighted average | Electricity generation plant
Disclosure of detailed information about property, plant and equipment [line items]
Useful economic life	21 years
Weighted average | Interconnector plant and other
Disclosure of detailed information about property, plant and equipment [line items]
Useful economic life	23 years
Weighted average | Gas plant – mains, services and regulating equipment
Disclosure of detailed information about property, plant and equipment [line items]
Useful economic life	49 years
Weighted average | Gas plant – storage
Disclosure of detailed information about property, plant and equipment [line items]
Useful economic life	13 years
Weighted average | Gas plant – meters
Disclosure of detailed information about property, plant and equipment [line items]
Useful economic life	18 years
Weighted average | Motor vehicles and office equipment
Disclosure of detailed information about property, plant and equipment [line items]
Useful economic life	5 years
UK | Bottom of range | Electricity transmission plant and wires
Disclosure of detailed information about property, plant and equipment [line items]
Useful economic life	10 years
UK | Bottom of range | Electricity generation plant
Disclosure of detailed information about property, plant and equipment [line items]
Useful economic life	15 years
UK | Bottom of range | Interconnector plant and other
Disclosure of detailed information about property, plant and equipment [line items]
Useful economic life	5 years
UK | Bottom of range | Gas plant – mains, services and regulating equipment
Disclosure of detailed information about property, plant and equipment [line items]
Useful economic life	10 years
UK | Bottom of range | Gas plant – storage
Disclosure of detailed information about property, plant and equipment [line items]
Useful economic life	5 years
UK | Bottom of range | Gas plant – meters
Disclosure of detailed information about property, plant and equipment [line items]
Useful economic life	7 years
UK | Top of range | Freehold and leasehold buildings
Disclosure of detailed information about property, plant and equipment [line items]
Useful economic life	60 years
UK | Top of range | Electricity transmission plant and wires
Disclosure of detailed information about property, plant and equipment [line items]
Useful economic life	100 years
UK | Top of range | Electricity generation plant
Disclosure of detailed information about property, plant and equipment [line items]
Useful economic life	40 years
UK | Top of range | Interconnector plant and other
Disclosure of detailed information about property, plant and equipment [line items]
Useful economic life	60 years
UK | Top of range | Gas plant – mains, services and regulating equipment
Disclosure of detailed information about property, plant and equipment [line items]
Useful economic life	65 years
UK | Top of range | Gas plant – storage
Disclosure of detailed information about property, plant and equipment [line items]
Useful economic life	40 years
UK | Top of range | Gas plant – meters
Disclosure of detailed information about property, plant and equipment [line items]
Useful economic life	30 years
UK | Top of range | Motor vehicles and office equipment
Disclosure of detailed information about property, plant and equipment [line items]
Useful economic life	10 years
US | Bottom of range | Electricity transmission plant and wires
Disclosure of detailed information about property, plant and equipment [line items]
Useful economic life	45 years
US | Bottom of range | Electricity distribution plant
Disclosure of detailed information about property, plant and equipment [line items]
Useful economic life	35 years
US | Bottom of range | Electricity generation plant
Disclosure of detailed information about property, plant and equipment [line items]
Useful economic life	20 years
US | Bottom of range | Interconnector plant and other
Disclosure of detailed information about property, plant and equipment [line items]
Useful economic life	8 years
US | Bottom of range | Gas plant – mains, services and regulating equipment
Disclosure of detailed information about property, plant and equipment [line items]
Useful economic life	47 years
US | Bottom of range | Gas plant – storage
Disclosure of detailed information about property, plant and equipment [line items]
Useful economic life	12 years
US | Bottom of range | Gas plant – meters
Disclosure of detailed information about property, plant and equipment [line items]
Useful economic life	14 years
US | Top of range | Freehold and leasehold buildings
Disclosure of detailed information about property, plant and equipment [line items]
Useful economic life	100 years
US | Top of range | Electricity transmission plant and wires
Disclosure of detailed information about property, plant and equipment [line items]
Useful economic life	80 years
US | Top of range | Electricity distribution plant
Disclosure of detailed information about property, plant and equipment [line items]
Useful economic life	85 years
US | Top of range | Electricity generation plant
Disclosure of detailed information about property, plant and equipment [line items]
Useful economic life	93 years
US | Top of range | Interconnector plant and other
Disclosure of detailed information about property, plant and equipment [line items]
Useful economic life	50 years
US | Top of range | Gas plant – mains, services and regulating equipment
Disclosure of detailed information about property, plant and equipment [line items]
Useful economic life	95 years
US | Top of range | Gas plant – storage
Disclosure of detailed information about property, plant and equipment [line items]
Useful economic life	65 years
US | Top of range | Gas plant – meters
Disclosure of detailed information about property, plant and equipment [line items]
Useful economic life	65 years
US | Top of range | Motor vehicles and office equipment
Disclosure of detailed information about property, plant and equipment [line items]
Useful economic life	26 years